Subsequent Events - Additional Information (Detail)	Oct. 09, 2026 USD ($) $ / shares shares	Oct. 08, 2026 $ / shares shares	Aug. 12, 2026 $ / shares	Nov. 04, 2025 $ / shares shares	Oct. 19, 2025 $ / shares shares	May 20, 2025 $ / shares	Oct. 07, 2026 USD ($)	Sep. 11, 2026 USD ($) shares $ / shares	Jul. 27, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Nov. 06, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 09, 2025 $ / shares	Aug. 28, 2025 $ / shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.001	$ 0.001		$ 0.001
Common stock shares outstanding										1	1		1
Related Party Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | $												$ 1,000,000
Contributor Related Party Entity Subscription Agreement [Member]
Subsequent Event [Line Items]
Closing XRP price | $ / shares					$ 10
Subsequent Event [Member]
Subsequent Event [Line Items]
Subscription price | $ / shares			$ 2.36609
Ownership threshold percentage			39.90%
Equity valuation per share | $ / shares	$ 10
Closing XRP price | $ / shares	$ 1.43069
Convertible notes issuance fee paid to capital markets advisor | $	$ 1
Proceeds from issuance of convertible notes net of issuance costs | $	$ 29
Subsequent Event [Member] | Convertible Senior PIK Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | $								$ 30
Debt Instrument, Interest Rate, Stated Percentage								4.00%
Initial conversion rate								98.03921
Principal amount used for conversion rate | $								$ 1,000
Initial conversion price per share | $ / shares								$ 10.2
Maximum conversion value multiple								4
Redemption annual yield percent								8.00%
Subsequent Event [Member] | Common Class A [Member] | Advance And Delayed Subscription Agreements [Member]
Subsequent Event [Line Items]
Pubco common stock issued	11,748,249
Subsequent Event [Member] | Common Class A [Member] | Contribution Agreement [Member]
Subsequent Event [Line Items]
Pubco common stock issued	1,678,382
Ownership threshold for class C issuance	9.90%
Pathfinder units issued to ripple	16,461,545
Subsequent Event [Member] | Common Class A [Member] | Contributor Related Party Entity Subscription Agreement [Member]
Subsequent Event [Line Items]
Ownership threshold for class C issuance	9.90%
Pubco common stock issued to contributor related party entity	661,867
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member] | Contributor Related Party Entity Subscription Agreement [Member]
Subsequent Event [Line Items]
Pathfinder units issued to contributor related party entity	6,491,583
Subsequent Event [Member] | Common Class C [Member] | Advance And Delayed Subscription Agreements [Member]
Subsequent Event [Line Items]
Pubco common stock issued	2,359,038
Ownership threshold for class C issuance	39.90%
Subsequent Event [Member] | Series C Subscription Agreement [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Ownership threshold for class C issuance	19.90%
Initial Subscribed Shares Issued	30,233,211
Armada Acquisition Corp II [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares														$ 0.1
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 11.5					$ 11.5			$ 11.5
Deferred underwriting fee payable | $										$ 9,200,000			$ 9,200,000
Armada Acquisition Corp II [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001			$ 0.0001		$ 0.0001
Common stock shares outstanding					120,000					710,000			710,000
Armada Acquisition Corp II [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001			$ 0.0001		$ 0.0001
Common stock shares outstanding					2,364,000					7,880,000			7,880,000
Armada Acquisition Corp II [Member] | Ripple Group Subscription Agreement [Member]
Subsequent Event [Line Items]
Stock purchased during period shares					50,000,000
Armada Acquisition Corp II [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Subscription price | $ / shares				$ 2.36609
Stock purchased during period shares				84,365,876.3625
Prior warrant exercisability waiting period in days						30 days
Warrant exercise price per share | $ / shares						$ 11.5
Class A ordinary share conversion ratio		one-for-one basis
Class A Ordinary Shares Converted In Domestication		1
Class b ordinary share conversion ratio		one-for-one basis
Class b ordinary shares converted in domestication		1
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 11.5				$ 11.5
Stock redeemed or called during period, shares	18,463,753
Public share redemption price per share | $ / shares	$ 10.49
Stock redeemed or called during period, value | $	$ 193,599,920
Trust account funds released | $	47,564,385
Minimum Net Tangible Assets Required By Business Combination Agreement | $	$ 5,000,001
Adjustment factor determination description	The Adjustment Factor was 0.423264965, determined as the product of (i) the quotient of the Closing XRP Price of $1.43069 and the Signing XRP Price of $2.36609 and (ii) 0.7, subject to a maximum of 0.7.
Deferred underwriting fee payable | $										$ 9,200,000
Deferred Underwriting Commissions Forgiven Due To Redemptions | $	$ 7,385,501
Deferred Underwriting Commissions Paid At Closing | $	1,814,499
Underwriter Expense Reimbursement Received | $	$ 453,625
Public Shares Not Redeemed	4,536,247
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Common stock shares outstanding					120,000
Common Stock Shares Forfeited for Cancellation	230,694
Common stock shares forfeited for no consideration	400,000
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Common stock shares outstanding					2,364,000
Common Stock Shares Forfeited for Cancellation	4,544,672
Common stock shares forfeited for no consideration	7,880,000
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Public Shares [Member]
Subsequent Event [Line Items]
Common stock shares outstanding	4,536,247
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Common Stock Shares Forfeited for Cancellation	115,347
Common stock shares forfeited for no consideration	200,000
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Subsequent Event [Line Items]
Business combination, date of acquisition agreement					Oct. 19, 2025
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Business Combination Agreement With Pubco [Member]
Subsequent Event [Line Items]
Business Combination, Price Per Share | $ / shares				$ 2.53657058
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Series C Subscription Agreement [Member]
Subsequent Event [Line Items]
Subscription price | $ / shares			$ 10
Stock purchased during period shares					211,319,096.061435
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Advance Funding Subscription Agreements [Member]
Subsequent Event [Line Items]
Subscription price | $ / shares			10
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Ripple Group Subscription Agreement [Member]
Subsequent Event [Line Items]
Stock purchased during period shares					50,000,000
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | XRP Agreements [Member]
Subsequent Event [Line Items]
Stock purchased during period shares					126,791,458
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Subscription price | $ / shares			$ 2.36609
Ownership threshold percentage			39.90%
Equity valuation per share | $ / shares	$ 10
Closing XRP price | $ / shares	$ 1.43069
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member] | Related Party Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | $							$ 10
Long-Term Line of Credit | $							$ 9.7
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member] | Maximum [Member] | Contributor Related Party Entity Subscription Agreement [Member]
Subsequent Event [Line Items]
Ownership threshold percentage	9.90%
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member] | Common Class A [Member] | Advance And Delayed Subscription Agreements [Member]
Subsequent Event [Line Items]
Pubco common stock issued	11,748,249
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member] | Common Class A [Member] | Contribution Agreement [Member]
Subsequent Event [Line Items]
Pubco common stock issued	1,678,382
Ownership threshold for class C issuance	9.90%
Pathfinder units issued to ripple	16,461,545
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member] | Common Class A [Member] | Contributor Related Party Entity Subscription Agreement [Member]
Subsequent Event [Line Items]
Ownership threshold percentage	9.90%
Pubco common stock issued to contributor related party entity	661,867
Pathfinder units issued to contributor related party entity	6,491,583
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member] | Common Class C [Member] | Advance And Delayed Subscription Agreements [Member]
Subsequent Event [Line Items]
Pubco common stock issued	2,359,038
Ownership threshold for class C issuance	39.90%
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member] | Series C Subscription Agreement [Member] | Common Class C [Member]
Subsequent Event [Line Items]
Ownership threshold for class C issuance	19.90%
Initial Subscribed Shares Issued	30,233,211
Notes Payable, Other Payables [Member] | Arrington XRP Capital Fund LP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate borrowings outstanding | $									$ 135,000